Loans	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans
Note 6: Loans

The principal means of securing residential mortgages, personal, credit card and business loans are entitlements over assets and guarantees. Mortgage loans are generally repayable over periods of up to 30 years and personal and business loans are generally repayable over terms not exceeding five years. Government loans are repayable over a variety of terms which are individually negotiated. Amounts owing on credit cards are revolving and typically a minimum amount is due within 30 days from billing. The effective yield on total loans as at December 31, 2021 is 4.00% (December 31, 2020: 4.13%). The interest receivable on total loans as at December 31, 2021 is $7.6 million (December 31, 2020: $8.7 million). The interest receivable is included in Accrued interest and other assets on the consolidated balance sheets and is excluded from all loan amounts disclosed in this note.

Loans' Credit Quality
The four credit quality classifications set out in the following tables are defined below and describe the credit quality of the Bank's lending portfolio. These classifications each encompass a range of more granular internal credit rating grades. Loans' internal credit ratings are assigned by the Bank's customer relationship managers as well as members of the Bank's jurisdictional and Group Credit Committees. The borrowers' financial condition is documented at loan origination and maintained periodically thereafter at a frequency which can be up to monthly for certain loans. The loans' performing status, as well as current economic trends, are continuously monitored. The Bank's jurisdictional and Group Credit Committees meet on a monthly basis. The Bank also has a group Provisions and Impairments Committee which is responsible for approving significant provisions and other impairment charges.

A pass loan shall mean a loan that is expected to be repaid as agreed. A loan is classified as pass where the Bank is not expected to face repayment difficulties because the present and projected cash flows are sufficient to repay the debt and the repayment schedule as established by the agreement is being followed. Loans in this category are reviewed by the Bank’s management on at least an annual basis.

A special mention loan shall mean a loan under close monitoring by the Bank’s management on at least a quarterly basis. Loans in this category are currently still performing, but are potentially weak and present an undue credit risk exposure, but not to the point of justifying a classification of substandard.

A substandard loan shall mean a loan whose evident unreliability makes repayment doubtful and there is a threat of loss to the Bank unless the unreliability is averted. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.

A non-accrual loan shall mean either management is of the opinion full payment of principal or interest is in doubt or when principal or interest is 90 days past due unless it is a residential mortgage loan which is well secured and collection efforts are reasonably expected to result in amounts due. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.
The amortized cost of loans by credit quality classifications and allowance for expected credit losses by class of loans is as follows:

December 31, 2021	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	259,572	—	—	—	259,572	(969)	258,603
Commercial and industrial	353,337	—	1,079	18,549	372,965	(10,115)	362,850
Commercial overdrafts	104,814	145	446	2	105,407	(42)	105,365
Total commercial loans	717,723	145	1,525	18,551	737,944	(11,126)	726,818

Commercial real estate loans
Commercial mortgage	673,167	4,034	1,578	4,740	683,519	(1,168)	682,351
Construction	9,645	—	—	—	9,645	—	9,645
Total commercial real estate loans	682,812	4,034	1,578	4,740	693,164	(1,168)	691,996

Consumer loans
Automobile financing	21,412	—	—	117	21,529	(88)	21,441
Credit card	72,569	—	284	—	72,853	(1,420)	71,433
Overdrafts	42,293	—	—	4	42,297	(236)	42,061
Other consumer[1]	76,963	—	72	1,038	78,073	(1,276)	76,797
Total consumer loans	213,237	—	356	1,159	214,752	(3,020)	211,732

Residential mortgage loans	3,464,857	14,070	107,361	36,595	3,622,883	(12,759)	3,610,124

Total	5,078,629	18,249	110,820	61,045	5,268,743	(28,073)	5,240,670
[1] Other consumer loans’ amortized cost includes $13 million of cash and portfolio secured lending and $57 million of lending secured by buildings in construction or other collateral.

December 31, 2020	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	279,417	—	—	—	279,417	(1,453)	277,964
Commercial and industrial	422,616	5,841	1,082	18,226	447,765	(9,926)	437,839
Commercial overdrafts	70,324	1,686	451	1	72,462	(230)	72,232
Total commercial loans	772,357	7,527	1,533	18,227	799,644	(11,609)	788,035

Commercial real estate loans
Commercial mortgage	627,512	79,168	2,362	6,300	715,342	(847)	714,495
Construction	4,950	39,870	—	—	44,820	(1,257)	43,563
Total commercial real estate loans	632,462	119,038	2,362	6,300	760,162	(2,104)	758,058

Consumer loans
Automobile financing	22,491	52	—	127	22,670	(103)	22,567
Credit card	68,025	—	234	—	68,259	(2,795)	65,464
Overdrafts	23,934	1,127	—	2	25,063	(162)	24,901
Other consumer[1]	112,466	1,031	215	1,048	114,760	(1,416)	113,344
Total consumer loans	226,916	2,210	449	1,177	230,752	(4,476)	226,276

Residential mortgage loans	3,212,218	61,499	83,846	46,787	3,404,350	(15,909)	3,388,441

Total	4,843,953	190,274	88,190	72,491	5,194,908	(34,098)	5,160,810
[1] Other consumer loans’ amortized cost includes $54 million of cash and portfolio secured lending and $45 million of lending secured by buildings in construction or other collateral.
Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality indicator is as follows:

December 31, 2021	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2021	911,403	—	232	13	911,648
2020	605,139	—	—	3	605,142
2019	917,700	—	290	181	918,171
2018	513,293	6,060	12,548	1,154	533,055
2017	493,091	—	3,400	12,215	508,706
Prior	1,393,929	11,131	93,620	47,474	1,546,154
Overdrafts and credit cards	244,074	1,058	730	5	245,867
Total amortized cost	5,078,629	18,249	110,820	61,045	5,268,743

December 31, 2020	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2020	683,821	18,789	—	70	702,680
2019	1,026,634	27,575	181	4	1,054,394
2018	684,716	65,570	559	1,407	752,252
2017	624,332	2,381	3,245	11,910	641,868
2016	447,293	2,073	7,993	4,939	462,298
Prior	1,183,869	69,934	75,466	52,174	1,381,443
Overdrafts and credit cards	193,288	3,952	746	1,987	199,973
Total amortized cost	4,843,953	190,274	88,190	72,491	5,194,908

Age Analysis of Past Due Loans (Including Non-Accrual Loans)
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2021	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	259,572	259,572
Commercial and industrial	53	—	18,549	18,602	354,363	372,965
Commercial overdrafts	—	—	1	1	105,406	105,407
Total commercial loans	53	—	18,550	18,603	719,341	737,944

Commercial real estate loans
Commercial mortgage	—	—	4,739	4,739	678,780	683,519
Construction	—	—	—	—	9,645	9,645
Total commercial real estate loans	—	—	4,739	4,739	688,425	693,164

Consumer loans
Automobile financing	56	34	118	208	21,321	21,529
Credit card	471	681	285	1,437	71,416	72,853
Overdrafts	—	—	5	5	42,292	42,297
Other consumer	67	15	1,038	1,120	76,953	78,073
Total consumer loans	594	730	1,446	2,770	211,982	214,752

Residential mortgage loans	12,602	1,501	44,763	58,866	3,564,017	3,622,883

Total amortized cost	13,249	2,231	69,498	84,978	5,183,765	5,268,743

December 31, 2020	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	279,417	279,417
Commercial and industrial	109	50	18,176	18,335	429,430	447,765
Commercial overdrafts	—	—	90	90	72,372	72,462
Total commercial loans	109	50	18,266	18,425	781,219	799,644

Commercial real estate loans
Commercial mortgage	710	1,552	4,748	7,010	708,332	715,342
Construction	—	—	—	—	44,820	44,820
Total commercial real estate loans	710	1,552	4,748	7,010	753,152	760,162

Consumer loans
Automobile financing	55	35	127	217	22,453	22,670
Credit card	480	224	234	938	67,321	68,259
Overdrafts	—	—	2	2	25,061	25,063
Other consumer	56	3	1,043	1,102	113,658	114,760
Total consumer loans	591	262	1,406	2,259	228,493	230,752

Residential mortgage loans	6,304	4,023	59,957	70,284	3,334,066	3,404,350

Total amortized cost	7,714	5,887	84,377	97,978	5,096,930	5,194,908

Changes in Allowances For Credit Losses
The decrease in the provision for credit losses during the year ended December 31, 2021 was primarily attributable to changes in macroeconomic factors, such as GDP forecasts, and the repayment of some commercial facilities. As per the Bank’s accounting policy, as disclosed in Note 2, the Bank continuously collects and maintains attributes related to financial instruments within the scope of CECL, including current conditions, and reasonable and supportable assumptions about future economic conditions.

	Year end December 31, 2021
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period	11,609	2,104	4,476	15,909	34,098
Provision increase (decrease)	(431)	(936)	(1,552)	(581)	(3,500)
Recoveries of previous charge-offs	65	—	1,344	262	1,671
Charge-offs	(112)	—	(1,248)	(2,806)	(4,166)
Other	(5)	—	—	(25)	(30)
Allowances for expected credit losses at end of year	11,126	1,168	3,020	12,759	28,073

	Year end December 31, 2020
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period, before change in accounting policy (Note 2)	7,281	1,496	1,502	13,309	23,588
Cumulative effect from change in accounting policy (Note 2)	4,109	1,026	2,506	200	7,841
Provision increase (decrease)	3,832	(418)	1,095	3,803	8,312
Recoveries of previous charge-offs	12	—	1,247	379	1,638
Charge-offs	(3,635)	—	(1,876)	(2,043)	(7,554)
Other	10	—	2	261	273
Allowances for expected credit losses at end of year	11,609	2,104	4,476	15,909	34,098

Collateral-dependent loans
Management identified that the repayment of certain commercial and consumer mortgage loans is expected to be provided substantially through the operation or the sale of the collateral pledged to the Bank ("collateral-dependent loans"). The Bank believes that for the vast majority of loans identified as collateral-dependent, the sale of the collateral will be sufficient to fully reimburse the loan's carrying amount.
Loan Deferral Program
In response to the COVID-19 pandemic, effective April 1, 2020, the Bank implemented a residential mortgage and consumer loan deferral program for qualified borrowers in the Bermuda and Cayman segments under which principal and interest payments on performing loans were automatically deferred for three months from April 1, 2020 to June 30, 2020 and the loan term extended. Borrowers had the option to notify the Bank if they preferred to continue with regular, scheduled payments (i.e. to opt-out). Commercial customers had the option to pay interest only on their monthly loan payments with no penalties. The Bank subsequently extended the residential mortgage and personal loan deferral program for a further three months from July 1, 2020 to September 30, 2020, however, borrowers had to notify the Bank of their intention to defer principal and interest payments (i.e. to opt-in). Loans that meet the requirements for deferral under the above programs or as a result of COVID-19 specific factors are not considered troubled debt restructurings (“TDRs”) or past due as the borrowers were current on their payments and were not experiencing financial difficulty at the time of modifications.

In addition, the Bank also introduced deferrals on credit card payments for April and May 2020 in the Bermuda segment and May and June 2020 in the Cayman segment.

There were no deferrals in effect for 2021.

Non-Performing Loans
During the year ended December 31, 2021, no interest was recognized on non-accrual loans. Non-performing loans at December 31, 2021 include PCD loans, which have all been on non-accrual status since their acquisition. No credit deteriorated loans were purchased during the period.

	December 31, 2021				December 31, 2020
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	18,530	19	—	18,549	18,207	19	—	18,226
Commercial overdrafts	—	2	—	2	—	1	89	90
Total commercial loans	18,530	21	—	18,551	18,207	20	89	18,316

Commercial real estate loans
Commercial mortgage	885	3,855	—	4,740	952	5,348	—	6,300
Total commercial real estate loans	885	3,855	—	4,740	952	5,348	—	6,300

Consumer loans
Automobile financing	117	—	—	117	126	1	—	127
Credit card	—	—	284	284	—	—	234	234
Overdrafts	—	4	—	4	—	2	—	2
Other consumer	850	188	—	1,038	869	179	—	1,048
Total consumer loans	967	192	284	1,443	995	182	234	1,411

Residential mortgage loans	29,549	7,046	12,969	49,564	36,897	9,890	18,788	65,575
Total non-performing loans	49,931	11,114	13,253	74,298	57,051	15,440	19,111	91,602

Loans modified in a TDR
As at December 31, 2021, the Bank had nil loans that were modified in a TDR during the preceding 12 months that subsequently defaulted (December 31, 2020: nil; December 31, 2019: nil).

TDRs entered into during the period

	Year ended December 31, 2021
	Number of contracts	Pre-modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	1	284	2	286

	Year ended December 31, 2020
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	9	5,590	98	5,688
TDRs Outstanding

	December 31, 2021		December 31, 2020
	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	847	—	901	—
Commercial real estate loans	1,578	2,445	2,362	1,811
Residential mortgage loans	60,453	12,653	61,937	17,129
Total TDRs outstanding	62,878	15,098	65,200	18,940